Business Combination	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Business Combination	Business Combination
On June 24, 2021, the Company consummated a business combination pursuant to the Business Combination Agreement dated as of December 29, 2020, by and among the Company (previously FTIV), FinTech Investor Holdings IV, LLC a Delaware limited liability company, FinTech Masala Advisors, LLC, a Delaware limited liability company, PWP OpCo, PWP GP LLC, PWP GP, Professional Partners, and Professionals GP. Pursuant to the Business Combination Agreement, among other things, (i) FTIV acquired certain partnership interests in PWP OpCo, (ii) PWP OpCo became jointly-owned by PWP, Professional Partners and certain existing partners of PWP OpCo, and (iii) PWP OpCo now serves as the Company’s operating partnership as part of an Up-C structure. The Business Combination was treated as a reverse recapitalization transaction between entities under common control, whereby PWP OpCo was considered the accounting acquirer and predecessor entity and therefore recognized the carrying value of the net assets of FTIV as an equity contribution with no incremental goodwill or intangible assets.
On December 29, 2020, concurrent with the execution of the Business Combination Agreement, FTIV also entered into subscription agreements with certain private investors (“PIPE Investors”), pursuant to which the PIPE Investors collectively subscribed for 12,500,000 shares of the Company’s Class A common stock for an aggregate purchase price equal to $125.0 million (the “PIPE Investment”), including $1.5 million subscribed by entities related to the Sponsor. The PIPE Investment was consummated concurrently with the Closing.
In connection with the consummation of the Business Combination, the following occurred:
•Pursuant to the Sponsor Share Surrender and Share Restriction Agreement executed concurrently with the Business Combination Agreement among the Sponsor, FTIV, PWP OpCo and certain other parties (the “Surrender Agreement”), which was amended on May 4, 2021, Sponsor surrendered and forfeited to FTIV 1,023,333 shares of Class B common stock, par value $0.0001 per share, of FTIV;
•All outstanding shares of FTIV’s Class B common stock (other than the 1,023,333 shares of FTIV Class B common stock that were forfeited by the Sponsor) were converted into shares of FTIV’s Class A common stock, and FTIV’s outstanding warrants were assumed by the Company and became exercisable for shares of Company Class A common stock on the same terms as were contained in the warrant agreements prior to the Business Combination;
•FTIV acquired newly-issued common units of PWP OpCo (“PWP OpCo Units”) in exchange for $355.0 million in cash and 42,956,667 shares of Class A common stock. The cash contributed equated to the proceeds from the PIPE Investment and the outstanding cash balances and marketable securities held in a trust account of FTIV as of Closing;
•FTIV issued new shares of Class B-1 common stock, which have 10 votes per share, and Class B-2 common stock, which have one vote per share, to PWP OpCo, with the Class B-1 common stock being distributed to and owned by Professional Partners and the Class B-2 common stock being distributed to and owned by ILPs, with the number of shares of such common stock issued to PWP OpCo equal the number of PWP OpCo Units that were held by Professional Partners and ILPs, respectively, following the Closing;
•Professional Partners contributed the equity interests of PWP GP, the general partner of PWP OpCo, to FTIV;
•PWP OpCo repaid all of its indebtedness including $150.0 million of Convertible Notes and $27.7 million of the Revolving Credit Facility, both as defined in Note 10 – Debt, as well as accrued interest and applicable premium, resulting in a Loss on debt extinguishment of $39.4 million;
•PWP OpCo first redeemed PWP OpCo Units held by certain electing ILPs in the amount of $80.5 million, and second, redeemed PWP OpCo Units held by certain electing former working partners in the amount of $28.6 million; and
•FTIV was renamed “Perella Weinberg Partners.”
On the date of the Closing, the Company recorded $22.2 million in public warrant liabilities and $0.7 million in private warrant liabilities. See Note 12 – Warrants for further information. In conjunction with the Business Combination, the Company incurred approximately $2.9 million in transaction expenses, which were recorded in Professional fees on the Condensed Consolidated Statements of Operations, as well as $27.6 million of offering costs which were offset against the proceeds of the Business Combination.
At the time of the Closing, there were 42,956,667 shares of Class A common stock and 50,154,199 shares of Class B common stock outstanding. The number of shares of Class B common stock outstanding corresponds to the number of PWP OpCo Units attributable the Professional Partners and ILPs, which are exchangeable into PWP Class A common stock on a one-for-one basis and represent the non-controlling ownership interests in the Company. Class B-1 and B-2 common stock have de minimis economic rights. See Note 11 – Stockholders’ Equity for additional information.
Concurrent with the Closing, the Company entered into certain other related agreements which are discussed further in Note 11 – Stockholders’ Equity and Note 17 – Related Party Transactions.